UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	5-31

Date of reporting period:	07-01-2019 - 06-30-2020

FORM N-PX

ICA File Number:  811-04025

Registrant Name:  American Century Municipal Trust

Reporting Period:  07/01/2019 - 06/30/2020

High-Yield Municipal

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Intermediate-Term Tax-Free Bond

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Tax-Free Money Market

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AMERICAN CENTURY MUNICIPAL TRUST

By (Signature and Title)*	/s/ Patrick Bannigan
Name: Patrick Bannigan
Title: President

Date	August 26, 2020

*Print the name and title of each signing officer under his or her signature.